Other income (loss)	12 Months Ended
Dec. 31, 2025
Other income (loss)
Other income (loss)

20Other income (loss)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Disposal loss of long-term investment	(10,754)	—	—	—
Impairment of long-term investments (Note 9)	(8,505)	—	—	—
Credit losses for loans receivable	(6,660)	—	—	—
Income from ADR profit-sharing program	1,336	—	—	—
Others	592	238	427	61
Total	(23,991)	238	427	61